NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
NET LOSS PER SHARE
Net loss	$ (14,664,719)	$ (919,371)	$ (26,641,983)	$ (17,520,378)	$ (10,178,640)	$ (7,190,470)	$ (7,511,322)	$ (5,635,043)	$ (6,239,797)	$ (17,369,110)	$ (11,874,840)	$ (42,226,073)	$ (34,889,488)	$ (19,386,162)	$ (42,770,610)	$ (31,792,618)
Dilutive effect of warrant liability	(1,428,355)											(7,283,786)
Net loss allocated to common shares	$ (16,093,074)											$ (49,509,859)
Weighted average common shares outstanding - basic	39,335,924			11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125	34,850,441	11,277,231	6,110,123	12,221,571	7,055,665
Dilutive effect of warrant liability	458,296											695,060
Weighted average common shares outstanding - diluted	39,794,220			11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125	35,545,500	11,277,231	6,110,123	12,221,571	7,055,665
Net loss per share - diluted	$ (0.4)			$ (1.55)	$ (0.9)	$ (0.64)	$ (1.23)	$ (0.92)	$ (1.02)	$ (1.54)	$ (1.94)	$ (1.39)	$ (3.09)	$ (3.17)	$ (3.5)	$ (4.51)